Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement of Comprehensive Income [Abstract]
Net income available to common shareholders	$ 10,751	$ 17,310	$ 9,497
Unrealized gains on securities:
Non-credit related unrealized gains on securities with OTTI	309	35	113
Unrealized gains (losses) on securities without OTTI	66	(344)	(661)
Tax Impact	(156)	124	218
Total other comprehensive income	219	(185)	(330)
Total comprehensive income	$ 10,970	$ 17,125	$ 9,167